February 18, 2010

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:           Lifetime Achievement Fund, Inc., File Nos. 333-95817 and 811-09749

Dear Sir/Madam:

On behalf of Lifetime Achievement Fund, Inc., a Maryland corporation (the “Fund”), we hereby submit, via electronic filing, Post-Effective Amendment No. 12 to the Fund’s Registration Statement under the Securities Act of 1933.  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The purpose of this filing is to provide updating information and to conform the prospectus to comply with the new form N1-A statutory and summary prospectus requirements.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP